Income taxes (Narrative) (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Effective tax rate	14.00%	13.50%	14.50%	13.50%